Document and Entity Information	Sep. 25, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-33393
Entity Registrant Name	GENCO SHIPPING & TRADING LIMITED
Entity Central Index Key	0001326200
Entity Incorporation, State or Country Code	1T
Entity Tax Identification Number	98-0439758
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
City Area Code	646
Local Phone Number	443-8550
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GNK
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE